Summary of Defined Benefit Pension Plan and Other Postretirement Defined Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation, beginning of year	$ 290,581	$ 293,549	$ 293,549	$ 285,682
Service cost	114	113	453	408
Interest cost	3,335	2,901	11,600	12,732
Actuarial loss (gain)	71	125	(4,114)	11,063
Settlement (gain) loss				1,535
Benefits paid, including settlements			(13,666)	(22,989)
Translation loss (gain) and other			2,759	5,118
Benefit obligation, end of year			290,581	293,549
Change in plan assets:
Fair value of plan assets, beginning of year	276,913	258,199	258,199	215,865
Employer and plan participant contributions			22,067	30,353
Return on plan assets			7,570	29,694
Benefits paid, including settlements			(13,666)	(22,989)
Translation loss (gain) and other			2,743	5,276
Fair value of plan assets, end of year			276,913	258,199
Funded status (benefit obligation in excess of fair value of plan assets)			13,668	35,350
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation, beginning of year	27,242	36,033	36,033	61,006
Service cost	24	62	248	301
Interest cost	225	228	912	2,200
Plan participants' contributions			1,839	1,321
Actuarial loss (gain)	(84)	70	(3,674)	4,445
Net curtailment loss (gain)			970
Settlement (gain) loss			(21)	(971)
Plan amendments			(4,242)	(26,797)
Benefits paid, including settlements			(4,823)	(5,472)
Benefit obligation, end of year			27,242	36,033
Change in plan assets:
Fair value of plan assets, beginning of year	3,946	5,210	5,210	5,199
Employer and plan participant contributions			3,358	5,098
Return on plan assets			201	385
Benefits paid, including settlements			(4,823)	(5,472)
Fair value of plan assets, end of year			3,946	5,210
Funded status (benefit obligation in excess of fair value of plan assets)			$ 23,296	$ 30,823